COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under the non-cancellable operating lease agreements are as follows (in thousands):

Year Ending December 31,
2017	$4,198
2018	3,899
2019	3,350
2020	3,001
2021	2,883
Thereafter	2,075

Total	$19,406

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company has entered into various capital lease agreements for certain computer equipment. The lease terms are 36 months with annual interest rates of 4% to 12%. As of December 31, 2016, the future annual minimum lease payments under capital lease obligations are as follows (in thousands):

Year ending December 31,
2017	$893
2018	460
2019	87

Total minimum lease payments	1,440
Less amounts representing interest	125

Present value of minimum lease payments	1,315
Less current portion, included in accrued expenses	802

Long term obligation, included in other long-term liabilities	$513

Schedule of Capital Leased Assets [Table Text Block]
As of December 31, 2015 and 2016, the carrying values of leased equipment (included as a component of property and equipment) in the consolidated balance sheets, are as follows (in thousands):

	2015	2016
Leased computer equipment	$1,479	$2,487
Less accumulated depreciation	(379)	(946)

Net	$1,100	$1,541